Document and Entity Information	Jul. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 01, 2021
Entity Registrant Name	GUILD HOLDINGS COMPANY
Entity File Number	001-39645
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2453154
Entity Address, Address Line One	5887 Copley Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92111
City Area Code	(858)
Local Phone Number	560-6330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	GHLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001821160
Amendment Description	Guild Holdings Company (the “Company”) is filing this Current Report on Form 8-K/A (“Amendment No. 1”) to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on July 2, 2021 (the “Original Report”), which disclosed the completion of the acquisition of Residential Mortgage Services Holdings, Inc. (“RMS”).The sole purpose of this Amendment No. 1 is to provide the financial statements required by Item 9.01 that were not previously filed with the Original Report and does not amend the Original Report in any manner other than such Item 9.01.